Financial instruments (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Designated balance
End of balance	R$ 850,000
Non-derivative financial liabilities designated to hedge accounting | USD
Designated balance
Beginning of balance	5,301,099
Hedge discontinued	1,000,894
Designations	1,250,000
End of balance	R$ 5,550,205